BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Aerospace & Defense — 5.2%
BAE Systems plc, ADR
(a)(b)
............. 282,509 $ 8,636,300
Huntington Ingalls Industries, Inc. ........ 20,430 3,944,216
Raytheon Technologies Corp. .......... 73,490 6,317,200
18,897,716
Auto Components — 0.8%
Lear Corp. ....................... 19,500 3,051,360
Automobiles — 2.9%
General Motors Co.
(c)
................ 195,551 10,307,493
Banks — 10.7%
Citigroup, Inc. ..................... 209,364 14,693,165
First Citizens BancShares , Inc., Class A
(a)
.. 9,240 7,790,891
Wells Fargo & Co. .................. 349,138 16,203,495
38,687,551
Beverages — 0.6%
Coca-Cola Co. (The) ................ 43,050 2,258,834
Capital Markets — 4.0%
Apollo Global Management, Inc. ......... 102,020 6,283,412
Morgan Stanley .................... 82,717 8,049,191
14,332,603
Chemicals — 1.9%
Axalta Coating Systems Ltd.
(c)
.......... 231,210 6,749,020
Communications Equipment — 3.1%
Cisco Systems, Inc. ................. 204,302 11,120,158
Consumer Finance — 2.3%
Capital One Financial Corp. ............ 51,307 8,310,195
Diversified Financial Services — 1.5%
Equitable Holdings, Inc. .............. 180,750 5,357,430
Electric Utilities — 1.9%
American Electric Power Co., Inc. ........ 35,650 2,894,067
Edison International ................. 32,824 1,820,747
Exelon Corp. ...................... 40,990 1,981,457
6,696,271
Equity Real Estate Investment Trusts (REITs) — 1.0%
CyrusOne , Inc. .................... 47,420 3,670,782
Food Products — 2.0%
Danone SA ....................... 107,470 7,327,084
Health Care Equipment & Supplies — 3.5%
Dentsply Sirona, Inc. ................ 77,960 4,525,578
Zimmer Biomet Holdings, Inc. .......... 56,450 8,262,022
12,787,600
Health Care Providers & Services — 8.3%
Anthem, Inc.
(a)
..................... 23,510 8,764,528
Cigna Corp. ...................... 36,813 7,368,490
CVS Health Corp.
(a)
................. 75,170 6,378,926
Laboratory Corp. of America Holdings
(c)
.... 26,253 7,388,645
29,900,589
Household Durables — 0.7%
Panasonic Corp. ................... 196,900 2,440,654
Industrial Conglomerates — 1.1%
General Electric Co. ................. 39,500 4,069,685
Security
Shares
Shares Value
Insurance — 4.1%
American International Group, Inc. ....... 195,240 $ 10,716,724
Fidelity National Financial, Inc. .......... 90,560 4,105,990
14,822,714
IT Services — 6.4%
Cognizant Technology Solutions Corp., Class A 80,436 5,969,155
Fidelity National Information Services, Inc. .. 14,510 1,765,577
Fiserv, Inc.
(a)(c)
..................... 66,780 7,245,630
FleetCor Technologies, Inc.
(c)
........... 30,800 8,047,116
23,027,478
Machinery — 1.8%
Komatsu Ltd. ..................... 268,500 6,430,152
Media — 2.3%
Comcast Corp., Class A .............. 148,108 8,283,680
Metals & Mining — 1.2%
Steel Dynamics, Inc. ................. 75,434 4,411,380
Multiline Retail — 1.9%
Dollar General Corp.
(a)
............... 8,260 1,752,276
Dollar Tree, Inc.
(c)
................... 53,057 5,078,616
6,830,892
Multi-Utilities — 2.0%
NiSource, Inc. ..................... 115,020 2,786,935
Public Service Enterprise Group, Inc. ..... 45,220 2,753,898
Sempra Energy .................... 13,460 1,702,690
7,243,523
Oil, Gas & Consumable Fuels — 5.9%
BP plc, ADR
(a)(b)
.................... 245,241 6,702,437
ConocoPhillips
(a)
................... 100,181 6,789,266
EQT Corp.
(c)
...................... 189,050 3,867,963
Marathon Petroleum Corp.
(a)
........... 64,121 3,963,319
21,322,985
Personal Products — 1.9%
Unilever plc, ADR
(a)(b)
................ 127,649 6,921,129
Pharmaceuticals — 4.4%
Bayer AG (Registered) ............... 100,400 5,449,261
Sanofi, ADR
(a)(b)
.................... 173,700 8,374,077
Viatris , Inc. ....................... 162,942 2,207,864
16,031,202
Professional Services — 1.7%
CACI International, Inc., Class A
(a)(c)
...... 23,530 6,167,213
Real Estate Management & Development — 1.3%
Howard Hughes Corp. (The)
(c)
.......... 53,960 4,738,228
Software — 2.7%
CDK Global, Inc. ................... 51,390 2,186,645
SS&C Technologies Holdings, Inc. ....... 111,330 7,726,302
9,912,947
Specialty Retail — 1.4%
Ross Stores, Inc. ................... 44,880 4,885,188
Textiles, Apparel & Luxury Goods — 4.6%
(a)
Gildan Activewear , Inc. ............... 231,796 8,462,872
Ralph Lauren Corp. ................. 74,975 8,325,224
16,788,096
Tobacco — 1.9%
British American Tobacco plc, ADR
(a)(b)
..... 191,930 6,771,290

BlackRock Basic Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Wireless Telecommunication Services — 2.2%
Rogers Communications, Inc., Class B
(a)
... 168,580 $ 7,872,657
Total Common Stocks — 99.2%
(Cost: $321,333,320) ............................. 358,425,779
Total Long-Term Investments — 99.2%
(Cost: $321,333,320) ............................. 358,425,779
Security
Shares
Shares Value
Short-Term Securities — 10.3%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 265,575 $ 265,575
SL Liquidity Series, LLC, Money Market Series,
0.13%
(f)
....................... 36,993,260 37,004,358
Total Short-Term Securities — 10.3%
(Cost: $37,269,933) .............................. 37,269,933
Total Investments — 109.5%
(Cost: $358,603,253 ) ............................. 395,695,712
Liabilities in Excess of Other Assets — (9.5)% ............ (34,215,088)
Net Assets — 100.0% .............................. $ 361,480,624
(a)
All or a portion of this security is on loan.
(b)
U.S. dollar denominated security issued by foreign domiciled entity.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,793,464 $ — $ (1,527,889) $ — $ — $ 265,575 265,575 $ 277 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,859,305 13,144,026 — 1,027 — 37,004,358 36,993,260 31,839
(b)
—
$ 1,027 $ — $ 37,269,933 $ 32,116 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 18,897,716 $ — $ — $ 18,897,716
Auto Components ...................................... 3,051,360 — — 3,051,360
Automobiles .......................................... 10,307,493 — — 10,307,493
Banks ............................................... 38,687,551 — — 38,687,551
Beverages ........................................... 2,258,834 — — 2,258,834
Capital Markets ........................................ 14,332,603 — — 14,332,603
Chemicals ............................................ 6,749,020 — — 6,749,020
Communications Equipment ................................ 11,120,158 — — 11,120,158
Consumer Finance ...................................... 8,310,195 — — 8,310,195
Diversified Financial Services ............................... 5,357,430 — — 5,357,430
Electric Utilities ........................................ 6,696,271 — — 6,696,271
Equity Real Estate Investment Trusts (REITs) .................... 3,670,782 — — 3,670,782
Food Products ......................................... — 7,327,084 — 7,327,084
Health Care Equipment & Supplies ........................... 12,787,600 — — 12,787,600
Health Care Providers & Services ............................ 29,900,589 — — 29,900,589
Household Durables ..................................... — 2,440,654 — 2,440,654
Industrial Conglomerates .................................. 4,069,685 — — 4,069,685
Insurance ............................................ 14,822,714 — — 14,822,714
IT Services ........................................... 23,027,478 — — 23,027,478
Machinery ............................................ — 6,430,152 — 6,430,152
Media ............................................... 8,283,680 — — 8,283,680
Metals & Mining ........................................ 4,411,380 — — 4,411,380
Multiline Retail ......................................... 6,830,892 — — 6,830,892
Multi-Utilities .......................................... 7,243,523 — — 7,243,523
Oil, Gas & Consumable Fuels ............................... 21,322,985 — — 21,322,985
Personal Products ...................................... 6,921,129 — — 6,921,129
Pharmaceuticals ....................................... 10,581,941 5,449,261 — 16,031,202

BlackRock Basic Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ 6,167,213 $ — $ — $ 6,167,213
Real Estate Management & Development ....................... 4,738,228 — — 4,738,228
Software ............................................. 9,912,947 — — 9,912,947
Specialty Retail ........................................ 4,885,188 — — 4,885,188
Textiles, Apparel & Luxury Goods ............................ 16,788,096 — — 16,788,096
Tobacco ............................................. 6,771,290 — — 6,771,290
Wireless Telecommunication Services ......................... 7,872,657 — — 7,872,657
Short-Term Securities ....................................... 265,575 — — 265,575
$ 337,044,203 $ 21,647,151 $ — $ 358,691,354
Investments Valued at NAV
(a)
...................................... 37,004,358
$ —
$ 395,695,712
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.